Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Line Items]
Schedule of deferred tax assets not recognized

As at December 31	2020	2019
Deferred tax assets
Scientific research and experimental development	$3,358	$2,640
Non-capital losses	2,356	207
Other	595	1,781
Investment in Sensible	—	855
Holdback receivable	—	688

Total deferred tax assets	$6,309	$6,171

Schedule of reconciliation of statutory rate to the income tax rate applied to the net (loss) income
The reconciliation of the Canadian statutory rate to the income tax rate applied to the net (loss) income for the years ended December 31, 2020, 2019 and 2018 to the income tax expense is as follows:

Year ended December 31	2020	2019	2018
(Loss) Income for the year
Canadian	$(519)	$(7,013)	$3,440
Foreign	(6,326)	(12,628)	1,383

	$(6,845)	$(19,641)	$4,823

Year ended December 31	2020	2019	2018
Canadian federal and provincial income taxes at 27% (2019 – 27%; 2018 – 27%)	$1,848	$5,303	$(1,302)
Permanent differences and other items	(159)	(330)	26
Foreign tax rate in foreign jurisdictions	(1,551)	(1,308)	85
Change in unrecognized deferred tax assets	(138)	(3,810)	294

	—	$(145)	$(897)

UNITED STATES
Income Tax [Line Items]
Schedule of losses available for application in future years

2037	$5,276

2040	2,666

$7,942

BARBADOS
Income Tax [Line Items]
Schedule of losses available for application in future years

2022	$1,249
2028	2,355
2029	4,842

$8,446